Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of cash and cash equivalents
The Group's cash and cash equivalents are denominated in the following currencies:

	2020	2020	2019	2019
December 31	in KL/C(1)	in KUSD	in KL/C(1)	in KUSD
In USD	435,750	435,750	109,939	109,939
In CHF	376	426	457	472
In GBP	2,096	2,861	3,529	4,654
In EUR	129	158	433	486
		439,195		115,551
_______________
(1)Thousands Local Currencies

Schedule of financial liabilities
The table below analyses the Group's financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date.

(in KUSD)	Note	Less than 1 year	1-3 years	3-5 years	More than 5 years
Trade accounts payable		5,279	—	—	—
Lease liabilities, contractual rent	15	1,050	1,047	642	903
Convertible loan, interest and exit fee	21	3,921	7,842	7,703	—
Convertible loan, principal (1)	21	—	—	65,000	—
At December 31, 2020		10,250	8,889	73,345	903

Trade accounts payable		3,329	—	—	—
Lease liabilities, contractual rent	15	1,246	1,859	2,265	—
At December 31, 2019		4,575	1,859	2,265	—
(1) Amount represents the principal amount of the convertible loan due May 2025 associated with the first tranche of the Facility Agreement. See note 21, “Convertible loans”. In addition, the Facility Agreement contains a second tranche of USD 50.0 million that the Company is obligated to draw down upon the receipt of regulatory approval of Lonca. While the Company believes that it is highly probable that regulatory approval will be obtained, such amount has not been included in the table above as the amount has not been drawn down as of December 31, 2020.